Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Components of the Provision for Income Taxes

The components of the provision for income taxes for the year ended December 31, 2024, 2023, and 2022 consisted of the following:

	For the Year Ended December 31,
	2024	2023	2022
Current:
Taiwan	$34,957	$21,530	$-
Total current	34,957	21,530	-
Deferred:
Taiwan	-	-	-
Total deferred	-	-	-
Total income tax expense	$34,957	$21,530	$-

Schedule of Reconciliations of the Statutory Income Tax Rate

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	2024	2023	2022
Statutory income tax (benefit) expense*	(15.52)%	24.38%	(18.82)%
Temporary differences	33.78%	(13.10)%	-%
Valuation allowance	0.01%	-%	18.82%
Total	18.27%	11.28%	-%

*	The basis for computing the applicable tax rate are the rates applicable in the respective countries where the Company’s branch and entities operate.